SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
Revenue		$ 17,837,611	$ 18,659,141	$ 19,999,294
Cost of revenue		(10,427,222)	(10,044,402)	(10,560,766)
Selling and marketing expenses		(1,489,005)	(1,130,799)	(1,063,533)
Depreciation and amortization		(598,516)	(272,734)	(175,488)
General and administrative Expenses		(6,156,987)	(2,798,028)	(2,361,763)
Other segment items	[1]	(326,843)	255,633	162,251
Income tax expense		(155,708)	(825,926)	(1,045,511)
Net Income (Loss)		$ (1,316,670)	$ 3,842,885	$ 4,954,484

[1]	Other segment items primarily consist of government grants, other income and interest expense, net, as reported in the consolidated statements of operations and comprehensive income (loss).